Matthews Asia Dividend Active ETFSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 94.0%
	Shares	Value
China/Hong Kong: 30.5%
Tencent Holdings, Ltd.	2,600	$221,557
Alibaba Group Holding, Ltd.	3,700	84,173
NetEase, Inc.	2,300	70,001
Yuexiu Transport Infrastructure, Ltd.	102,000	60,043
AIA Group, Ltd.	6,200	59,487
Wuliangye Yibin Co., Ltd. A Shares	2,800	47,723
JD.com, Inc. Class A	2,450	43,613
Yum China Holdings, Inc.	976	41,890
Hong Kong Exchanges & Clearing, Ltd.	700	39,767
Ping An Insurance Group Co. of China, Ltd. H Shares	5,500	37,501
Hongkong Land Holdings, Ltd.	5,900	37,347
HKT Trust & HKT, Ltd.	25,000	37,016
China Construction Bank Corp. H Shares	38,000	36,533
China Tower Corp., Ltd. H Shares[b,c]	24,500	36,150
Link REIT	6,600	33,931
Swire Pacific, Ltd. Class A	4,000	33,906
NARI Technology Co., Ltd. A Shares	10,500	33,824
Industrial & Commercial Bank of China, Ltd. H Shares	45,000	33,199
China Merchants Bank Co., Ltd. H Shares	5,500	33,055
China Overseas Property Holdings, Ltd.	50,000	32,389
Midea Group Co., Ltd. A Shares	3,000	30,622
Midea Group Co., Ltd. A Shares	2,900	29,564
PetroChina Co., Ltd. H Shares	32,000	29,119
BYD Co., Ltd. H Shares	2,000	28,328
Total China/Hong Kong		1,170,738

Japan: 24.6%
ITOCHU Corp.	1,500	85,581
Mitsubishi UFJ Financial Group, Inc.	5,000	81,051
NEC Corp.	2,500	80,221
Marubeni Corp.	2,900	72,615
Sony Group Corp.	2,300	66,328
ORIX Corp.	2,300	60,457
Tokio Marine Holdings, Inc.	1,400	59,428
Hikari Tsushin, Inc.	200	55,903
Tokyo Electron, Ltd.	300	53,546
Shin-Etsu Chemical Co., Ltd.	1,600	52,577
Mitsui Fudosan Co., Ltd.	4,800	52,425
Kajima Corp.	1,600	46,759
Asahi Group Holdings, Ltd.	3,600	43,280
Ajinomoto Co., Inc.	1,400	40,251
Toyota Motor Corp.	1,800	34,730
Suzuki Motor Corp.	1,500	21,944
Terumo Corp.	1,000	16,542
Sawai Group Holdings Co., Ltd.	1,200	16,287
Sony Financial Group, Inc.[d]	2,300	2,554
Total Japan		942,479

Taiwan: 12.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,306	364,753
Delta Electronics, Inc.	2,000	56,040
CTBC Financial Holding Co., Ltd.	27,000	38,004
E Ink Holdings, Inc.	2,000	15,782
Total Taiwan		474,579

South Korea: 10.7%
Samsung Electronics Co., Ltd.	2,323	138,911

	Shares	Value
Hana Financial Group, Inc.	1,777	$110,441
Korea Investment Holdings Co., Ltd.	520	53,740
KT&G Corp.	399	37,993
SK Telecom Co., Ltd. ADR	1,656	35,770
Macquarie Korea Infrastructure Fund	4,140	33,963
Total South Korea		410,818

Australia: 5.7%
Telstra Group, Ltd.	18,814	60,101
Commonwealth Bank of Australia	522	57,740
ANZ Group Holdings, Ltd.	1,745	38,408
Rio Tinto, Ltd.	466	37,688
CSL, Ltd.	202	26,534
Total Australia		220,471

India: 5.3%
HDFC Bank, Ltd. ADR	1,638	55,954
Power Grid Corp. of India, Ltd.	13,578	42,857
Bharti Airtel, Ltd.	1,723	36,452
Hindustan Unilever, Ltd.	1,249	35,370
Tata Consultancy Services, Ltd.	950	30,905
Total India		201,538

Singapore: 2.8%
Singapore Telecommunications, Ltd.	12,800	41,005
DBS Group Holdings, Ltd.	900	35,708
United Overseas Bank, Ltd.	1,200	32,188
Total Singapore		108,901

Indonesia: 1.2%
PT Bank Rakyat Indonesia Persero Tbk	192,600	45,073
Total Indonesia		45,073

Thailand: 0.8%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	49,700	31,441
Total Thailand		31,441

TOTAL COMMON EQUITIES		3,606,038
(Cost $2,893,923)
SHORT-TERM INVESTMENTS: 5.6%
Money Market Funds: 5.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.04%[e]	216,767	216,767
(Cost $216,767)

Total Investments: 99.6%		3,822,805
(Cost $3,110,690)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		15,354
Net Assets: 100.0%		$3,838,159

Matthews Asia Dividend Active ETFSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $36,150, which is 0.94% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Rate shown is the current yield as of September 30, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).